UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2016 (unaudited)

Description	Shares	Value
Common Stocks | 102.2%
Australia | 0.7%
BHP Billiton, Ltd. Sponsored ADR	38,500	$997,150
Denmark | 3.5%
Novo Nordisk A/S Sponsored ADR	91,500	4,958,385
Finland | 1.8%
Sampo Oyj, A Shares ADR	109,500	2,595,150
France | 5.8%
Engie SA Sponsored ADR	75,981	1,181,505
Sanofi ADR	105,200	4,224,832
TOTAL SA Sponsored ADR	64,834	2,944,760
		8,351,097
Germany | 6.0%
Bayerische Motoren Werke AG ADR	124,900	3,819,442
SAP SE Sponsored ADR	59,300	4,768,906
		8,588,348
Italy | 1.6%
Eni SpA Sponsored ADR	74,250	2,243,835
Japan | 4.9%
Canon, Inc. Sponsored ADR	44,700	1,332,954
Mitsubishi UFJ Financial Group, Inc. Sponsored ADR	712,600	3,270,834
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	2,365,536
		6,969,324
Singapore | 3.0%
Singapore Telecommunications, Ltd. ADR	151,100	4,279,152
Sweden | 3.8%
Assa Abloy AB ADR	561,300	5,495,127
Switzerland | 5.2%
Novartis AG Sponsored ADR	38,700	2,803,428
UBS Group AG	158,359	2,536,911
Zurich Insurance Group AG ADR	92,500	2,156,869
		7,497,208
United Kingdom | 14.5%
BP PLC Sponsored ADR	103,592	3,126,406
British American Tobacco PLC Sponsored ADR	37,700	4,407,507
GlaxoSmithKline PLC Sponsored ADR	80,200	3,252,110
HSBC Holdings PLC Sponsored ADR	124,399	3,871,297
Unilever PLC Sponsored ADR	99,100	4,477,338
Wm Morrison Supermarkets PLC ADR	120,300	1,719,087
		20,853,745
United States | 51.4%
American Express Co.	43,800	2,689,320
Description	Shares	Value
Apple, Inc.	50,200	$5,471,298
Chevron Corp.	46,000	4,388,400
Cisco Systems, Inc.	195,100	5,554,497
Citigroup, Inc.	106,400	4,442,200
ConocoPhillips	53,100	2,138,337
Emerson Electric Co.	67,600	3,676,088
Halliburton Co.	89,900	3,211,228
Honeywell International, Inc.	37,200	4,168,260
Intel Corp.	104,100	3,367,635
International Business Machines Corp.	38,460	5,824,767
Joy Global, Inc.	66,400	1,067,048
Merck & Co., Inc.	75,300	3,984,123
PepsiCo, Inc.	41,100	4,211,928
Pfizer, Inc.	149,766	4,439,064
Reynolds American, Inc.	110,000	5,534,100
United Technologies Corp.	33,400	3,343,340
Viacom, Inc., Class B	46,800	1,931,904
Wal-Mart Stores, Inc.	62,800	4,301,172
		73,744,709
Total Common Stocks (Identified cost $147,140,854)		146,573,230

Description	Principal Amount (000) (a)	Value
Foreign Government Obligations | 11.5%
Brazil | 1.9%
Brazil NTN-B:
6.00%, 08/15/16	503	$395,853
6.00%, 08/15/18	850	665,352
Brazil NTN-F, 10.00%, 01/01/18	6,180	1,630,299
		2,691,504
Colombia | 0.7%
Colombian Titulos De Tesoreria, 7.00%, 05/04/22	3,240,000	1,038,157
Indonesia | 0.9%
Indonesia Government Bond, 7.875%, 04/15/19	16,553,000	1,255,563
Mexico | 3.1%
Mexican Bonos:
6.50%, 06/10/21	17,440	1,060,212
5.75%, 03/05/26	13,620	776,007
Mexican Udibonos, 2.50%, 12/10/20	45,079	2,628,132
		4,464,351
Romania | 1.7%
Romania Government Bonds:
5.85%, 04/26/23	4,730	1,417,434

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2016 (unaudited)

Description	Principal Amount (000) (a)	Value
4.75%, 02/24/25	3,680	$1,034,973
		2,452,407
South Africa | 3.0%
Republic of South Africa:
7.25%, 01/15/20	26,370	1,709,815
6.75%, 03/31/21	15,980	998,459
10.50%, 12/21/26	20,870	1,544,882
		4,253,156
Uganda | 0.2%
Uganda Government Bond, 12.875%, 05/19/16	1,224,300	361,715
Total Foreign Government Obligations (Identified cost $17,367,503)		16,516,853

Description	Shares	Value
Short-Term Investment | 0.4%
State Street Institutional Treasury Money Market Fund (Identified cost $618,676)	618,676	$618,676
Total Investments | 114.1% (Identified cost $165,127,033) (b), (c)		$163,708,759
Liabilities in Excess of Cash and Other Assets | (14.1)%		(20,245,018)

Net Assets | 100.0%		$143,463,741

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2016 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
CLP	SCB	04/08/16	474,434,680	687,886		$20,123	$—
CLP	SCB	05/23/16	489,062,000	724,000		2,901	—
CNH	HSB	04/14/16	8,417,013	1,311,000		—	9,322
CNY	SCB	04/29/16	13,582,950	2,075,000		23,069	—
COP	CIT	05/18/16	2,231,984,000	701,000		40,699	—
COP	SCB	04/22/16	2,182,509,000	707,000		20,045	—
DOP	CIT	04/04/16	85,772,000	1,854,930		10,990	—
DOP	CIT	04/11/16	13,880,430	299,664		2,381	—
DOP	CIT	05/09/16	16,344,300	355,234		162	—
DOP	CIT	06/02/16	21,900,000	472,143		2,181	—
DOP	CIT	06/30/16	20,493,000	426,760		15,204	—
DOP	CIT	07/01/16	85,772,000	1,865,826		—	16,343
EGP	BNP	11/30/16	6,288,400	632,000		—	5,913
EGP	BNP	02/24/17	7,148,700	676,000		9,620	—
EUR	JPM	04/04/16	1,816,180	5,848,098	TRY	—	6,978
EUR	JPM	05/02/16	608,000	2,591,964	PLN	—	1,929
EUR	JPM	05/20/16	1,182,000	5,031,773	PLN	—	774
HUF	CIT	04/13/16	386,147,633	1,407,000		—	7,439
HUF	CIT	04/13/16	603,868,114	2,225,586		—	36,914
HUF	JPM	06/01/16	207,368,700	657,999	EUR	944	—
HUF	JPM	06/30/16	346,071,000	1,099,999	EUR	—	2,035
IDR	CIT	03/22/17	10,632,400,000	760,000		—	7,565
IDR	JPM	05/24/16	4,281,004,000	322,365		—	1,971
INR	JPM	04/25/16	91,949,520	1,352,000		31,152	—
INR	JPM	04/25/16	143,718,960	2,156,000		5,894	—
INR	JPM	07/13/16	83,910,800	1,240,000		4,714	—
JPY	SCB	04/19/16	114,421,376	1,014,293		2,861	—
JPY	SCB	04/19/16	115,076,160	1,026,000		—	3,025
KRW	CIT	04/04/16	1,656,692,000	1,348,000		100,664	—
KRW	CIT	04/07/16	834,430,200	687,000		42,595	—
KRW	CIT	06/03/16	1,656,692,000	1,448,195		—	1,786
KRW	HSB	05/18/16	862,790,000	721,999		31,587	—
KZT	CIT	04/04/16	133,858,500	382,453		5,436	—
KZT	CIT	06/06/16	124,544,000	448,000		—	94,277
KZT	JPM	06/06/16	124,544,000	448,000		—	94,277
MYR	JPM	05/23/16	1,530,900	378,000		12,868	—
MYR	JPM	06/14/16	4,256,398	1,055,000		29,877	—
PHP	CIT	06/14/16	18,393,010	397,000		847	—
PHP	HSB	04/25/16	60,121,050	1,295,992		8,003	—
PHP	HSB	06/14/16	17,105,870	367,000		3,005	—
PHP	HSB	06/14/16	18,079,600	385,000		6,067	—
PHP	SCB	05/04/16	51,594,455	1,087,000		31,514	—
PLN	CIT	05/20/16	10,673,790	2,812,000		46,685	—
PLN	JPM	05/02/16	4,311,450	989,999	EUR	27,513	—
RUB	BNP	05/24/16	100,718,720	1,306,000		172,994	—
RUB	CIT	04/28/16	41,469,375	540,282		72,552	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2016 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^		Unrealized Appreciation	Unrealized Depreciation
RUB	CIT	04/28/16	106,400,160	1,332,000		$240,381	$—
RUB	JPM	06/14/16	58,048,325	810,844		37,371	—
THB	CIT	05/23/16	25,208,250	725,000		—	9,270
THB	CIT	09/12/16	12,538,680	354,000		1,414	—
THB	CIT	09/12/16	23,687,280	668,000		3,425	—
THB	SCB	09/12/16	49,585,275	1,395,000		10,514	—
TRY	JPM	04/04/16	5,848,099	1,805,999	EUR	18,562	—
TRY	JPM	05/02/16	6,066,704	1,867,999	EUR	6,810	—
UGX	BRC	06/06/16	2,521,950,000	731,000		—	1,495
UYU	CIT	04/14/16	17,137,080	526,000		11,752	—
UYU	HSB	04/11/16	21,656,868	669,000		11,349	—
UYU	HSB	04/14/16	11,216,100	343,000		8,955	—
UYU	JPM	05/17/16	17,652,830	541,000		5,849	—
ZAR	BRC	05/23/16	12,167,496	792,000		24,236	—
ZAR	CIT	04/18/16	7,929,166	493,000		42,597	—
ZAR	JPM	04/18/16	9,960,408	648,000		24,803	—
ZAR	JPM	04/18/16	11,290,988	663,999	EUR	6,793	—
ZAR	JPM	04/18/16	11,640,600	750,000		36,296	—
ZMW	BRC	04/25/16	4,778,562	415,708		12,636	—
ZMW	BRC	04/25/16	9,003,000	778,806		28,210	—
Total Forward Currency Purchase Contracts						$1,317,100	$301,313

Forward Currency Sale Contracts open at March 31, 2016:

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
BRL	CIT	09/21/16	2,678,832	624,000	$—	$85,842
BRL	UBS	01/20/17	7,827,780	1,698,000	—	310,456
CNH	SCB	04/14/16	8,417,013	1,271,644	—	30,034
DOP	CIT	04/04/16	85,772,000	1,895,514	29,594	—
EGP	BNP	04/11/16	988,200	122,000	11,326	—
EGP	BNP	04/11/16	1,679,600	207,358	19,251	—
EGP	BNP	05/09/16	3,062,350	365,000	29,002	—
EGP	BNP	05/09/16	5,038,950	603,468	50,599	—
EUR	JPM	06/30/16	2,261,393	2,529,956	—	50,241
HUF	JPM	04/13/16	169,210,950	610,000	—	3,291
HUF	JPM	04/13/16	434,657,164	1,483,194	—	92,186
JPY	CIT	04/07/16	77,896,388	687,000	—	5,214
JPY	SCB	04/19/16	229,497,536	1,953,170	—	86,959
KRW	CIT	04/04/16	1,656,692,000	1,450,694	2,030	—
KZT	CIT	04/04/16	133,858,500	383,000	—	4,889
KZT	CIT	06/06/16	249,088,000	655,495	—	51,951
MXN	JPM	05/23/16	7,956,737	452,000	—	6,501
RON	JPM	06/29/16	9,769,788	2,450,442	—	39,634
RUB	CIT	04/28/16	7,096,500	95,000	—	9,872
RUB	JPM	04/28/16	10,662,450	155,000	—	2,570
UGX	CIT	06/06/16	1,217,650,000	350,000	—	2,220
ZAR	CIT	04/18/16	10,078,915	658,001	—	22,807

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2016 (unaudited)

Forward Currency Sale Contracts open at March 31, 2016 (concluded):

Currency	Counterparty	Settlement Date	Quantity	Cost on Origination Date^	Unrealized Appreciation	Unrealized Depreciation
ZAR	CIT	04/18/16	33,476,489	2,093,000	$—	$168,260
ZAR	JPM	04/18/16	4,215,580	269,000	—	15,753
ZAR	JPM	04/18/16	12,375,153	772,674	—	63,239
Total Forward Currency Sale Contracts					141,802	1,051,919

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$1,458,902	$1,353,232

^ In USD unless otherwise indicated.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Yuan Renminbi
CNY	— Chinese Renminbi
COP	— Colombian Peso
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
UYU	— Uruguayan Peso
ZAR	— South African Rand
ZMW	— Zambian Kwacha
Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2016 (unaudited)

(a) Principal amount denominated in respective country’s currency.

(b) For federal income tax purposes, the aggregate cost was $165,127,033, aggregate gross unrealized appreciation was $28,107,399, aggregate gross unrealized depreciation was $29,525,673 and the net unrealized depreciation was $1,418,274.

(c) Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry* (as a percentage of net assets):

Aerospace & Defense	5.2%
Automobiles	2.7
Banks	9.7
Beverages	2.9
Building Products	3.8
Capital Markets	1.8
Communications Equipment	3.9
Consumer Finance	1.9
Diversified Telecommunications Services	3.0
Electrical Equipment	2.6
Energy Equipment & Services	2.2
Food & Staples Retailing	4.2
Insurance	3.3
IT Services	4.1
Machinery	0.7
Media	1.4
Metals & Mining	0.7
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	10.4
Personal Products	3.1
Pharmaceuticals	16.5
Semiconductors & Semiconductor Equipment	2.4
Software	3.3
Technology Hardware, Storage & Peripherals	4.7
Tobacco	6.9
Subtotal	102.2
Foreign Government Obligations	11.5
Short-Term Investment	0.4
Total Investments	114.1%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 27, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 27, 2016